Ropes & Gray LLP

2099 Pennsylvania Avenue, N.W.

Washington, D.C. 20006

WRITER’S DIRECT DIAL NUMBER: (202) 626-3909

January 27, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Artisan Partners Funds, Inc.: File Nos. 033-88316 and 811-8932

Post-Effective Amendment No. 103 to the Registration Statement

Dear Sir or Madam:

On behalf of Artisan Partners Funds, Inc. (“Artisan Partners Funds”) and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is a conformed copy of Post-Effective Amendment No. 103 to Artisan Partners Funds’ Registration Statement under the 1933 Act and Amendment No. 105 under the 1940 Act on Form N-1A (the “Amendment”). Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by Artisan Partners Funds for five years.

Pursuant to Rule 485(b) under the 1933 Act, it is proposed that the Amendment be declared effective on February 1, 2017. We have assisted Artisan Partners Funds in the preparation of the Amendment and believe that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the 1933 Act.

No fees are required in connection with this filing. If you have any questions concerning this filing, please call me at (202) 626-3909.

Sincerely,

/s/ Nathan Briggs
Nathan Briggs